Pensions and other postretirement benefits (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	100.00%		100.00%
Expected going concern basis excess (deficit) funded status	1,700,000,000
Expected solvency basis excesss (deficit) funded status	1,700,000,000
Actual contributions for all pension plans contributed in next fiscal year	89,000,000
Target long-term asset mix	100.00%
Fair Value of Plan Assets	16,869,000,000		15,811,000,000
Going concern basis excess (deficit) funded status	1,400,000,000
Solvency basis excesss (deficit) funded status	(2,100,000,000)
Total projected contributions for all pension plans for next fiscal year, minimum range	130,000,000
Percentage of bonds rated investment grade (in hundredths)	91.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	2.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	25.00%
Percentage of plans exposed to the Canadian dollar	66.00%
Percentage of plans exposed to the European currencies	8.00%
Percentage of plans exposed to the US dollar	14.00%
Percentage of plans exposed to various other currencies	12.00%
Contributions for the defined contribution plans which are expensed as incurred	13,000,000		11,000,000		10,000,000
Total payments that the Company has forfeited and cancelled in relation to the annual retirement benefit due to the former CEO			1,500,000
Multiemployer Plans [Abstract]
Contributions for the multiemployer benefit plan for the period	10,000,000		11,000,000		11,000,000
Description of Multiemployer Plan	Under collective bargaining agreements, the Company participates in a multi-employer benefit plan named the Railroad Employees National Early Retirement Major Medical Benefit Plan which is administered by the National Carriers’ Conference Committee (NCCC), and provides certain postretirement health care benefits to certain retirees.
Multiemployer plan annual rate per month per active employee	143.21		154.49
Multiemployer plan retirees covered	867		874
Settlement Gain Related To Termination Of Former CEO Retirement Plan			20,000,000
Recognition Past Accumulated Actuarial Loss			4,000,000
Accumulated Prepayments Available To Offset Future Required Solvency Deficit Payments	470,000,000
Prepayments Used To Satisfy Required Solvency Deficit Payment In Next Fiscal Year	335,000,000
Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	16,808,000,000		15,810,000,000
Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	5.00%		4.00%
Target long-term asset mix	3.00%
Fair Value of Plan Assets	897,000,000	[1]	615,000,000	[1]
Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,416,000,000	[2]	1,735,000,000	[2]
Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,297,000,000	[2]	2,152,000,000	[2]
Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	111,000,000	[2]	35,000,000	[2]
Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	261,000,000	[2]	353,000,000	[2]
Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	166,000,000	[3]	133,000,000	[3]
Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,160,000,000	[4]	2,220,000,000	[4]
Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,307,000,000	[4]	1,121,000,000	[4]
International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	3,421,000,000	[4]	3,082,000,000	[4]
Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	2.00%		2.00%
Target long-term asset mix	4.00%
Fair Value of Plan Assets	299,000,000	[5]	279,000,000	[5]
Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	8.00%		8.00%
Target long-term asset mix	7.00%
Fair Value of Plan Assets	1,380,000,000	[6]	1,339,000,000	[6]
Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	5.00%		4.00%
Target long-term asset mix	4.00%
Fair Value of Plan Assets	788,000,000	[7]	679,000,000	[7]
Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	460,000,000	[8]	410,000,000	[8]
Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	519,000,000	[8]	425,000,000	[8]
Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	91,000,000	[8]
Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	391,000,000	[8]	259,000,000	[8]
Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	328,000,000	[8]	296,000,000	[8]
Bonds Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	25.00%		28.00%
Target long-term asset mix	37.00%
Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	4.00%		4.00%
Target long-term asset mix	0.00%
Fair Value of Plan Assets	607,000,000	[9]	586,000,000	[9]
Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	41.00%		41.00%
Target long-term asset mix	45.00%
Absolute Return [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	10.00%		9.00%
Target long-term asset mix	0.00%
Other Plan Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	61,000,000	[10]	1,000,000	[10]
Fair Value Level 1 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	7,273,000,000		6,792,000,000
Fair Value Level 1 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	16,000,000	[1]	13,000,000	[1]
Fair Value Level 1 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 1 [Member] | Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 1 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 1 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 1 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[3]	0	[3]
Fair Value Level 1 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,138,000,000	[4]	2,198,000,000	[4]
Fair Value Level 1 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,307,000,000	[4]	1,121,000,000	[4]
Fair Value Level 1 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	3,421,000,000	[4]	3,082,000,000	[4]
Fair Value Level 1 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[5]	0	[5]
Fair Value Level 1 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	379,000,000	[6]	370,000,000	[6]
Fair Value Level 1 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	10,000,000	[7]	8,000,000	[7]
Fair Value Level 1 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,000,000	[8]	0	[8]
Fair Value Level 1 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[9]	0	[9]
Fair Value Level 2 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	7,557,000,000		7,190,000,000
Fair Value Level 2 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	881,000,000	[1]	602,000,000	[1]
Fair Value Level 2 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,416,000,000	[2]	1,735,000,000	[2]
Fair Value Level 2 [Member] | Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,297,000,000	[2]	2,152,000,000	[2]
Fair Value Level 2 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	111,000,000	[2]	35,000,000	[2]
Fair Value Level 2 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	261,000,000	[2]	353,000,000	[2]
Fair Value Level 2 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	166,000,000	[3]	133,000,000	[3]
Fair Value Level 2 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 2 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 2 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 2 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[5]	0	[5]
Fair Value Level 2 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	40,000,000	[6]	29,000,000	[6]
Fair Value Level 2 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	115,000,000	[7]	94,000,000	[7]
Fair Value Level 2 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	460,000,000	[8]	410,000,000	[8]
Fair Value Level 2 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	486,000,000	[8]	415,000,000	[8]
Fair Value Level 2 [Member] | Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	91,000,000	[8]
Fair Value Level 2 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	389,000,000	[8]	259,000,000	[8]
Fair Value Level 2 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	328,000,000	[8]	296,000,000	[8]
Fair Value Level 2 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	607,000,000	[9]	586,000,000	[9]
Fair Value Level 3 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,978,000,000		1,828,000,000
Fair Value Level 3 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[1]	0	[1]
Fair Value Level 3 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 3 [Member] | Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 3 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 3 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 3 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[3]	0	[3]
Fair Value Level 3 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	22,000,000	[4]	22,000,000	[4]
Fair Value Level 3 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 3 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 3 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	299,000,000	[5]	279,000,000	[5]
Fair Value Level 3 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	961,000,000	[6]	940,000,000	[6]
Fair Value Level 3 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	663,000,000	[7]	577,000,000	[7]
Fair Value Level 3 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 3 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	33,000,000	[8]	10,000,000	[8]
Fair Value Level 3 [Member] | Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 3 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 3 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 3 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[9]	0	[9]

[1]	Cash and short-term investments are valued at cost, which approximates fair value, and are categorized as Level 1 for cash and Level 2 for short-term investments.
[2]	Bonds are valued using mid-price bids obtained from independent pricing data suppliers, predominantly TMX Group Inc. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. All bonds are categorized as Level 2.
[3]	Mortgages are secured by real estate. The fair value of $166 million ($133 million in 2012) of mortgages categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments.
[4]	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $22 million ($22 million in 2012) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
[5]	The fair value of real estate investments of $299 million ($279 million in 2012) includes land and buildings classified as Level 3 and is presented net of related mortgage debt of $41 million ($48 million in 2012). Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis.
[6]	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $961 million ($940 million in 2012) classified as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[7]	Infrastructure investments consist of $10 million ($8 million in 2012) of publicly traded equity securities of infrastructure companies classified as Level 1, $115 million ($94 million in 2012) of public and private debt issued by infrastructure companies classified as Level 2 and $663 million ($577 million in 2012) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated.
[8]	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.
[9]	Risk-based allocation investments are valued using the net asset value as reported by the independent fund administrators and are classified as Level 2. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
[10]	Other consists of operating assets of $85 million ($94 million in 2012) and liabilities of $24 million ($93 million in 2012) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.